Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7.2
Ending balance		5.4		$ 7.2
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(7.6)	[1]	(5.7)
Depreciation		1.8		1.9
Ending balance		(9.4)		(7.6)	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14.8	[2]	9.5
Additions		0.0		5.3
Ending balance		14.8		14.8	[2]
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(7.3)	[1]	(5.4)
Depreciation		1.8		1.9
Ending balance		(9.1)		(7.3)	[1]
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10.0	[2]	7.4
Additions		1.0		2.6
Ending balance		11.0		10.0	[2]
Office | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	2.7
Additions		(1.0)		2.7
Ending balance		1.7		2.7	[2]
Surface | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(0.3)	[1]	(0.3)
Depreciation		0.0
Ending balance		(0.3)		(0.3)	[1]
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2.1	[2]	2.1
Ending balance		$ 2.1		$ 2.1	[2]

[1]	Excludes expired Transportation right-of-use assets accumulated depreciation of $16.3 million.
[2]	Excludes expired Transportation right-of-use assets cost of $16.3 million.